Loans - Allowances for Loan Losses and Ending Balances by Portfolio Segment and Impairment Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 729	$ 389
Collectively evaluated for impairment	4,562	4,273
Total ending allowance balance	5,291	4,662	$ 4,381	$ 5,085
Loans:
Loans individually evaluated for impairment	7,156	8,724
Loans collectively evaluated for impairment	467,812	413,689
Total ending loans balance	474,968	422,413
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	705	299
Collectively evaluated for impairment	1,502	1,365
Total ending allowance balance	2,207	1,664	1,289	1,219
Loans:
Loans individually evaluated for impairment	5,028	6,127
Loans collectively evaluated for impairment	129,240	117,016
Total ending loans balance	134,268	123,143
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		64
Collectively evaluated for impairment	1,264	1,207
Total ending allowance balance	1,264	1,271	1,524	1,872
Loans:
Loans individually evaluated for impairment	621	1,064
Loans collectively evaluated for impairment	158,854	147,711
Total ending loans balance	159,475	148,775
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	24	26
Collectively evaluated for impairment	1,165	1,060
Total ending allowance balance	1,189	1,086	1,039	1,205
Loans:
Loans individually evaluated for impairment	1,507	1,533
Loans collectively evaluated for impairment	142,982	124,242
Total ending loans balance	144,489	125,775
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	178	123
Total ending allowance balance	178	123	142	178
Loans:
Loans collectively evaluated for impairment	23,428	15,452
Total ending loans balance	23,428	15,452
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	141	86
Total ending allowance balance	141	86	60	91
Loans:
Loans collectively evaluated for impairment	13,308	9,268
Total ending loans balance	13,308	9,268
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	312	432
Total ending allowance balance	$ 312	$ 432	$ 327	$ 520